UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02608 )

Exact name of registrant as specified in charter: Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/06 (Unaudited)

COMMERCIAL PAPER (60.4%)(a)
	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (53.1%)
Amstel Funding Corp.	5.590	12/22/06	$25,000,000	$24,342,667
Amstel Funding Corp.	5.311	9/15/06	30,000,000	29,668,133
Amstel Funding Corp.	5.293	11/22/06	33,000,000	32,318,880
Amstel Funding Corp.	4.834	8/2/06	18,200,000	18,123,641
Atlantic Asset Securitization, LLC	5.261	7/7/06	42,801,000	42,763,549
Atlantic Asset Securitization, LLC	5.234	8/10/06	30,544,000	30,367,863
Atlantic Asset Securitization, LLC	5.153	7/31/06	21,708,000	21,615,560
Atlantic Asset Securitization, LLC	5.108	7/14/06	7,345,000	7,331,526
Atlantic Asset Securitization, LLC	5.091	7/13/06	34,917,000	34,858,223
Bank of America Corp.	4.799	8/3/06	33,000,000	32,858,279
Bryant Park Funding, LLC	5.207	8/7/06	31,000,000	30,835,437
Bryant Park Funding, LLC	5.087	7/7/06	25,136,000	25,114,802
Bryant Park Funding, LLC	5.086	7/12/06	58,537,000	58,446,764
Bryant Park Funding, LLC	5.064	7/25/06	21,480,000	21,408,400
CAFCO, LLC.	4.950	8/28/06	30,000,000	29,766,550
CHARTA, LLC	5.142	8/1/06	10,000,000	9,956,083
CHARTA, LLC	5.134	7/19/06	40,800,000	40,695,960
CHARTA, LLC	5.110	7/18/06	44,700,000	44,592,981
CHARTA, LLC	5.094	7/11/06	40,000,000	39,943,889
CIT Group, Inc.	5.041	7/17/06	23,000,000	22,949,093
Citibank Credit Card Issuance Trust (Dakota)	5.304	8/4/06	20,000,000	19,900,456
Citibank Credit Card Issuance Trust (Dakota)	5.017	7/10/06	40,000,000	39,950,400
Countrywide Financial Corp.	5.357	7/19/06	21,000,000	20,943,930
Countrywide Financial Corp.	5.267	7/12/06	15,000,000	14,975,938
Countrywide Financial Corp.	5.112	7/7/06	45,000,000	44,960,790
CRC Funding, LLC	5.076	7/6/06	12,000,000	11,991,600
Curzon Funding, LLC	5.341	12/1/06	25,000,000	24,447,500
Falcon Asset Securitization Corp.	5.156	7/14/06	10,872,000	10,851,860
General Electric Capital Corp.	5.251	8/8/06	20,000,000	19,890,011
Goldman Sachs Group, Inc. (The)	4.837	10/24/06	25,000,000	24,627,049
Gotham Funding Corp.	5.272	7/19/06	10,401,000	10,373,697
Gotham Funding Corp.	5.163	7/13/06	35,000,000	34,940,033
Gotham Funding Corp.	5.130	7/7/06	20,500,000	20,482,541
Gotham Funding Corp.	5.101	7/5/06	31,306,000	31,288,318
Govco, Inc.	5.147	8/18/06	45,000,000	44,695,200
Govco, Inc.	5.143	7/28/06	9,000,000	8,965,575
Grampian Funding, LLC	5.392	12/11/06	23,000,000	22,453,271
Grampian Funding, LLC	5.081	9/26/06	22,750,000	22,477,578
Klio II Funding Corp.	5.342	7/25/06	20,000,000	19,929,067
Klio II Funding Corp.	5.307	9/8/06	15,000,000	14,849,350
Klio II Funding Corp.	5.197	8/24/06	57,113,000	56,673,515
Klio II Funding Corp.	5.133	8/10/06	45,000,000	44,746,500
Master Funding, LLC Ser. B	5.332	7/31/06	20,000,000	19,911,667
Master Funding, LLC Ser. B	5.134	7/31/06	30,000,000	29,873,000
Master Funding, LLC Ser. B	5.131	7/18/06	20,000,000	19,951,833
MBNA Credit Card Master Note Trust (Emerald)	5.321	9/12/06	22,000,000	21,765,792
MBNA Credit Card Master Note Trust (Emerald)	5.177	7/27/06	23,000,000	22,914,619
MBNA Credit Card Master Note Trust (Emerald)	5.135	8/10/06	8,000,000	7,954,933
MBNA Credit Card Master Note Trust (Emerald)	5.091	7/13/06	46,000,000	45,922,567
MBNA Credit Card Master Note Trust (Emerald)	5.039	7/12/06	37,000,000	36,943,698
Old Line Funding Corp.	5.154	8/1/06	26,948,000	26,829,421
Old Line Funding Corp.	5.071	7/5/06	21,487,000	21,474,967
Park Granada, LLC	5.305	7/7/06	35,000,000	34,969,083
Park Granada, LLC	5.215	8/7/06	28,900,000	28,746,437
Park Granada, LLC	5.207	7/28/06	30,589,000	30,470,391
Park Granada, LLC	5.156	7/21/06	16,000,000	15,954,489
Prudential Financial, Inc.	5.330	7/3/06	75,000,000	74,977,792
Ranger Funding Co., LLC	5.335	8/9/06	40,000,000	39,770,333
Thunder Bay Funding, Inc.	5.337	8/9/06	7,944,000	7,898,388
Thunder Bay Funding, Inc.	5.093	7/3/06	26,000,000	25,992,677
Windmill Funding Corp.	5.098	7/11/06	25,000,000	24,964,792
Working Capital Management Co., L.P.	5.354	7/5/06	9,150,000	9,144,561
Yorktown Capital, LLC	5.080	7/6/06	30,000,000	29,978,958
				1,738,782,857

Foreign (7.3%)
ANZ (Delaware), Inc. (Australia)	5.349	12/5/06	20,000,000	19,545,572
Atlantis One Funding Corp. (Netherlands)	5.510	12/20/06	25,000,000	24,359,778
Barclays U.S. Funding Corp. (United Kingdom)	5.159	8/21/06	23,000,000	22,834,151
CBA Delaware Finance (Australia)	5.052	7/3/06	42,000,000	41,988,287
Danske Corp. (Denmark)	4.796	10/30/06	24,000,000	23,626,917
HSBC Finance Corp. (United Kingdom)	5.327	8/9/06	30,000,000	29,828,075
ING America Insurance Holdings (Netherlands)	5.250	10/10/06	21,900,000	21,583,883
Santander Central Hispano Finance (Delaware), Inc. (Spain)	5.104	7/10/06	8,000,000	7,989,860
Tulip Funding Corp. (Netherlands)	5.102	7/6/06	20,200,000	20,185,748
Tulip Funding Corp. (Netherlands)	5.038	7/17/06	28,000,000	27,938,089
				239,880,360

Total commercial paper (cost $1,978,663,217)				$1,978,663,217

CERTIFICATES OF DEPOSIT (18.5%)(a)

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (5.1%)
Citibank, N.A. Ser. CD	5.300	9/14/06	$22,000,000	$22,000,000
Citibank, N.A. Ser. CD	5.170	8/24/06	46,000,000	46,000,000
Citibank, N.A. Ser. CD	5.045	7/24/06	22,000,000	22,000,000
Citizens Bank of Massachusetts Ser. CD	5.440	9/29/06	25,000,000	25,000,000
SunTrust Bank FRN, Ser. CD	5.295	2/9/07	18,000,000	17,998,919
SunTrust Bank FRN, Ser. CD	5.268	9/26/06	36,000,000	35,999,306
				168,998,225

Foreign (13.4%)
Barclays Bank PLC (United Kingdom)	5.200	8/24/06	31,000,000	31,000,000
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	5.279	4/4/07	23,000,000	22,996,554
Canadian Imperial Bank of Commerce FRN, Ser. YCD (Canada)	5.399	9/15/06	30,000,000	30,004,399
Canadian Imperial Bank of Commerce FRN, Ser. YCD1 (Canada)	5.282	7/23/07	31,000,000	31,000,000
Credit Suisse First Boston NY FRN, Ser. YCD (Switzerland)	5.272	7/18/06	25,000,000	25,000,543
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07	29,000,000	28,985,928
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07	16,500,000	16,490,051
Deutsche Bank AG Ser. ECD (Germany)	4.860	1/31/07	28,000,000	27,995,243
Deutsche Bank AG Ser. ECD (Germany)	4.760	11/8/06	25,000,000	24,997,323
Dexia Credit Local FRN, Ser. YCD (Belgium)	5.286	10/3/06	32,000,000	31,998,360
Mizuho Corporate Bank, Ltd. Ser. YCD (Japan)	5.153	8/17/06	69,000,000	69,000,222
Societe Generale Ser. ECD (France)	4.800	12/6/06	9,000,000	8,996,324
Societe Generale Ser. ECD (France)	4.750	8/30/06	29,000,000	29,000,000
Svenska Handelsbanken FRN (Sweden)	5.207	9/20/06	36,000,000	35,998,413
Svenska Handelsbanken Ser. YCD (Sweden)	4.783	12/5/06	24,000,000	23,986,920
				437,450,280

Total Certificates Of Deposit (cost $606,448,505)				$606,448,505

CORPORATE BONDS AND NOTES (12.2%)(a)
	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (5.1%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN, Ser. XMTN	5.335	8/10/07	$20,000,000	$20,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTN	5.197	6/26/07	27,000,000	27,000,000
Merrill Lynch & Co., Inc. FRN, Ser. C	5.349	7/13/07	14,500,000	14,500,000
Morgan Stanley Dean Witter & Co. FRN	5.358	11/24/06	36,000,000	36,024,027
National City Bank FRN, Ser. BKNT	5.323	7/26/06	72,000,000	72,001,876
				169,525,903

Foreign (7.1%)
Bank of Ireland 144A unsec. FRN, Ser. XMTN (Ireland)	5.237	7/20/07	23,000,000	23,000,000
BNP Paribas 144A FRN (France)	5.144	5/18/07	20,000,000	20,000,000
Credit Agricole S.A. 144A FRN (France)	5.310	7/23/07	26,000,000	26,000,000
DnB NOR Bank ASA 144A FRN (Norway)	5.313	7/25/07	31,000,000	31,000,000
HBOS Treasury Services PLC 144A FRN, Ser. MTN (United Kingdom)	5.315	8/9/07	25,000,000	25,000,000
HSBC USA, Inc. sr. notes FRN, Ser. EXT (United Kingdom)	5.349	7/13/07	36,000,000	36,000,000
National Australia Bank 144A FRB (Australia)	5.100	8/7/07	11,000,000	11,000,000
Nordea Bank AB 144A FRN (Sweden)	5.329	8/10/07	20,000,000	20,000,000
Societe Generale 144A unsec. FRN, Ser. MTN (France)	5.081	8/2/07	15,000,000	15,000,000
Westpac Banking Corp. 144A FRN (Australia)	5.339	7/16/07	24,000,000	24,000,000
				231,000,000

Total corporate bonds and notes (cost $400,525,903)				$400,525,903

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.5%)(a)
	Yield	Maturity	Principal
	(%)	date	amount	Value

Fannie Mae FRN	5.217	9/7/06	$23,000,000	$22,980,908
Federal Farm Credit Bank FRN	5.177	7/20/06	25,000,000	24,990,600
Federal Home Loan Bank bonds, Ser. 662	5.500	7/13/07	34,000,000	34,000,000

Total U.S. government agency obligations (cost $81,971,508)				$81,971,508

ASSET BACKED SECURITIES (1.0%) (a)(cost $33,559,391)
	Yield	Maturity	Principal
	(%)	date	amount	Value

TIAA Real Estate CDO, Ltd. 144A FRN Ser. 03-1A, Class A1MM (Cayman
Islands)	5.371	9/21/06	$33,559,391	$33,559,391

SHORT-TERM INVESTMENTS (5.4%)(a) (cost $176,542,000)

			Shares	Value

Putnam Prime Money Market Fund (e)			176,542,000	$176,542,000

TOTAL INVESTMENTS

Total investments (cost $3,277,710,524) (b)				$3,277,710,524

NOTES

(a) Percentages indicated are based on net assets of $3,275,263,348.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,750,587 for the period ended June 30, 2006. During the period ended June 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $470,715,893 and $294,173,893, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006: (as a percentage of Portfolio Value)

Australia	2.9%
Belgium	1.0
Canada	1.9
Cayman Islands	1.0
Denmark	0.7
France	3.0
Germany	3.0
Ireland	0.7
Japan	2.1
Netherlands	2.9
Norway	0.9
Spain	0.3
Sweden	2.4
Switzerland	0.8
United Kingdom	5.1
United States	71.3

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2006